Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Stockholder's Equity
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	11,512,449	9,897,116	8,886,416
Common stock, shares outstanding	11,512,449	9,897,116	8,886,416